SHARE-BASED COMPENSATION - Summary of Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Numbers of shares
Number of options outstanding	28,357,355
Granted	9,386,309
Exercised	(1,191,073)
Forfeited	(2,168,440)
Expired	(6)
Number of options outstanding	34,384,145	28,357,355
Options vested and exercisable	4,838,206
Weighted average exercise price
Outstanding as of December 31	$ 1.34
Granted	1.12
Exercised	0.58
Forfeited	0.56
Expired	0.76
Outstanding as of June 30	1.35	$ 1.34
Options vested and exercisable as of June 30	$ 1.43
Weighted average remaining contractual term, Outstanding	8 years 9 months 18 days	9 years 3 months 18 days
Weighted average remaining contractual term, Options vested and exercisable	5 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 1,662	$ 15,395
Aggregate intrinsic value, Options vested and exercisable	$ 1,290